Corporate and Administrative Expenses (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Employees salaries, benefits and share based compensation	$ 1,463,258	$ 1,694,241	$ 1,830,114